KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen
Partner
Phone (212) 715-9522

July 27, 2017

VIA EDGAR
Trace Rakestraw
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fiera Capital Series Trust
Post-Effective Amendment No. 4 to the Registration Statement
On Form N-1A (File Nos.:  333-215049 and 811-23220)

Mr. Rakestraw:

On behalf of Fiera Capital Series Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 4 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 6 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act.

The purpose of the Amendment is to add a new series to the Trust, Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”).  The Fund is expected to be the acquiring fund in a proposed reorganization where it would acquire all of the assets, subject to the liabilities, of a series of Ultimus Managers Trust (the “Reorganization”).  In the Reorganization, Fiera Capital Small/Mid-Cap Growth Fund would acquire all of the assets, subject to the liabilities, of APEXcm Small/Mid-Cap Growth Fund.

If you have any questions concerning this filing, please call me at 212-715-9522.  Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

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